Loan Receivable and Accrued Interest (Details) - USD ($)	12 Months Ended
	May 31, 2020	Sep. 30, 2022
Receivables [Abstract]
Short-term loan	$ 1,500,000
Annual interest rate, percentage	5.40%
Loan and accrued interest		$ 1,581,000